Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 34,786	¥ 20,298	$ 4,899
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 18,749		$ 2,641
Three Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance		¥ 8,095
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.00%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		40.00%